Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issurance
At December 31, 2012, shares of common stock were reserved for the following purposes:

Issuance upon conversion of the Convertible Notes (see Note 10)	11.8	million
Issuance upon exercise of stock options and other stock awards (see Note 16)	4.5	million